ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and social welfare	$ 94,037	$ 116,557
Accrued expenses	1,541,415	233,339
Reimbursed employee's expense	79,363	29,848
Deposits from customer	113,834	94,181
Others	155,501	32,031
Accrued expenses and other current liabilities	1,984,150	505,956
Less: Accrued expenses and other current liabilities from discontinued operations	(185,796)	(45,343)
Accrued expenses and other current liabilities from continuing operations	$ 1,798,354	$ 460,613